SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Estimated Useful Life of Assets
Computer equipment	3 years

Furniture and fixtures	3 years

Machinery	3 years

Leasehold improvements	Remaining term of the lease